Share Capital - Summary of Changes in Warrants and Finder's Warrants (Details)	12 Months Ended
	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2021 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares			878,300
Exercised, Number of warrants | shares			(878,300)
Balance, Number of warrants | shares				878,300
Balance, Weighted average exercise price | $ / shares			$ 3.5
Exercised, Weighted average exercise price | $ / shares			$ 3.5
Balance, Weighted average exercise price | $ / shares				$ 3.5
Weighted average life remaining (years)				10 months 24 days
Finder's Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Balance, Number of warrants | shares	130,111	130,111
Issued, Number of warrants | shares	56,650
Exercised, Number of warrants | shares	0	0
Balance, Number of warrants | shares	186,761	130,111	130,111
Balance, Weighted average exercise price | $ / shares	$ 22.77	$ 21.59
Issued, Weighted average exercise price | $ / shares	1.37
Exercised, Weighted average exercise price | $ / shares	0	0
Balance, Weighted average exercise price | $ / shares	$ 16.44	$ 22.77	$ 21.59
Weighted average life remaining, Issued (years)	4 years 7 months 9 days
Weighted average life remaining (years)	2 years 7 months 13 days	2 years 9 months 7 days	3 years 9 months 7 days